COMMITMENTS AND CONTINGENCIES - Lessee Minimum Future Rental Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 14,459
2026	11,903
2027	10,379
2028	7,428
2029	6,533
Thereafter	2,979
Total lease payments	53,681	$ 29,100
Less: imputed interest	(17,157)
Total	36,524
Finance Lease
2025	519
2026	535
2027	229
2028	0
2029	0
Thereafter	0
Total lease payments	1,283
Less: imputed interest	(89)
Total	$ 1,194	$ 1,600